REVENUES - BY TYPE (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		$ 60,400	$ 71,315
Other revenue		14,700	14,691
Revenue		75,100	86,006
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		4,640	5,299
Other revenue		4,285	4,744
Revenue		8,925	10,043
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		0	0
Other revenue		270	476
Revenue	$ 476	270	476
Renewable Power and Transition
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		6,921	5,856
Other revenue		715	629
Revenue	6,485	7,636	6,485
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		20,401	18,885
Other revenue		3,822	2,640
Revenue	21,525	24,223	21,525
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		25,660	37,977
Other revenue		3,056	3,344
Revenue	41,321	28,716	41,321
Real Estate1 [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		2,778	3,298
Other revenue		2,552	2,858
Revenue	$ 6,156	$ 5,330	$ 6,156